PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (Condensed statements of comprehensive loss) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Condensed Financial Statements, Captions [Line Items]
Revenues	¥ 485,633	$ 76,206	¥ 223,011	¥ 198,363
Cost of revenues	(542,530)	(85,135)	(209,928)	(214,193)
General and administrative expenses	(347,746)	(54,569)	(294,823)	(315,134)
Selling expenses	(53,675)	(8,423)	(25,761)	(30,241)
Operating loss	(458,318)	(71,921)	(316,001)	(437,294)
Interest income	5,894	925	8,440	9,165
Interest expense	(73,789)	(11,579)	(81,359)	(28,700)
Foreign exchange gain	(19,925)	(3,127)	(58,686)	34,990
Net loss attributable to Concord Medical Services Holdings Limited	(271,427)	(42,594)	(309,989)	(307,049)
Other comprehensive (loss) income, net of tax of nil foreign currency translation adjustments	(14,821)	(2,326)	(50,856)	8,664
Total other comprehensive income (loss), net of tax	14,821	2,326	50,856	(8,664)
Comprehensive loss attributable to Concord Medical Services Holdings Limited	(256,606)	(40,268)	(259,133)	(316,826)
Parent Company
Condensed Financial Statements, Captions [Line Items]
Revenues	0	0	0	0
Cost of revenues	0	0	0	0
General and administrative expenses	(14,428)	(2,264)	(23,598)	(39,118)
Selling expenses	(2,090)	(328)	(2,969)	(2,938)
Operating loss	(16,518)	(2,592)	(26,567)	(42,056)
Equity in loss of subsidiaries	(793,117)	(124,458)	(621,932)	(514,070)
Interest income	0	0	588	1,977
Interest expense	(1,459)	(229)	(3,036)	(6,481)
Foreign exchange gain	(9,527)	(1,495)	(18,962)	8,104
Net loss attributable to Concord Medical Services Holdings Limited	(820,621)	(128,774)	(669,909)	(552,526)
Other comprehensive (loss) income, net of tax of nil foreign currency translation adjustments	14,821	2,326	50,856	(8,664)
Total other comprehensive income (loss), net of tax	14,821	2,326	50,856	(8,664)
Comprehensive loss attributable to Concord Medical Services Holdings Limited	¥ (805,800)	$ (126,448)	¥ (619,053)	¥ (561,190)